CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating loss	$ (425,049)	$ (720,341)	$ (348,746)
Adjustments for non-cash items
Amortization of intangible assets	105,674	99,766	776
Depreciation of property, plant and equipment	5,633	4,576	5,091
Provisions for employee benefits	573	459	260
Expense recognized in respect of share-based payments	232,974	157,026	179,366
Fair value gains on financial assets at fair value through profit or loss		(4,256)	(11,152)
Non-cash revenue			(75,000)
Loss from investment in joint venture	4,411	677
Other non-cash expenses	2,074
Adjustments for non-cash items	(73,710)	(462,093)	(249,405)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(185,694)	(222,260)	(31,632)
(Increase)/decrease in inventories	(83,030)	(119,277)	(83,880)
(Increase)/decrease in other current assets	(59,024)	(18,294)	(30,990)
Increase/(decrease) in trade and other payables	95,600	329	134,892
Increase/(decrease) in deferred revenue - current			(46,327)
Movements in non-current assets/liabilities
(Increase)/decrease in other noncurrent assets	(29,416)	(16,220)	(13,975)
(Increase)/decrease in non-current prepaid expense	(47,327)
Increase/(decrease) in deferred revenue - non-current			(269,039)
Net cash flows used in operating activities, before interest and taxes	(382,601)	(837,815)	(590,356)
Interest paid	(211)	(851)	(684)
Income taxes paid	(37,515)	(24,141)	(15,772)
Net cash flows used in operating activities	(420,327)	(862,807)	(606,812)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(43,000)	(102,986)	(117,811)
Purchase of property, plant and equipment	(812)	(837)	(3,623)
(Increase)/decrease in current financial assets			(228,239)
Purchase of current financial investments	(1,271,730)	(1,694,046)
Sale of current financial investments	1,543,999	1,325,540
Interest received	92,753	13,146	2,603
Investment in joint venture	(13,000)	(2,000)
Net cash flows from / (used in) investing activities	308,210	(461,184)	(347,070)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(3,801)	(4,165)	(3,855)
Proceeds from issue of new shares, gross amount	1,196,731	760,953	1,091,326
Issue costs paid	(821)	(781)	(528)
Exchange (losses)/gains from currency conversion on proceeds from issue of new shares	(1,507)	410	966
Payment of employee withholding taxes relating to restricted stock unit awards	(12,138)	(5,855)
Proceeds from exercise of stock options	158,263	93,195	33,433
Net cash flows from financing activities	1,336,727	843,757	1,121,342
Increase/(decrease) in cash and cash equivalents	1,224,610	(480,234)	167,460
Cash and cash equivalents at the beginning of the period	800,740	1,334,676	1,216,803
Exchange gains/(losses) on cash and cash equivalents	23,494	(53,702)	(49,587)
Cash and cash equivalents at the end of the period	$ 2,048,800	$ 800,740	$ 1,334,676